Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Relationship of Related Parties	The relationship of related parties
Name of Related Party	Relationship to the Group
Stewart Lor	CEO
Ban Lor	Co-founder, CEO’s brother
Yuxia Xu	CFO
Phillip Tao Qiu	Independent Director
Xiaoyan Liu	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD	Shareholder of Metafusion

Schedule of Due from Related Parties	Due from related parties
	June 30, 2024	December 31, 2023

Ban Lor	$19,265	$17,155
Stewart Lor	469,030	452,598
Yuxia Xu	434,561	207,236
Phillip Tao Qiu	600,000	600,000
Xiaoyan Liu	75,628	87,990
Subtotal	$1,598,484	$1,364,979
(*)	From time to time, the Group advances funds to senior management for business purpose.

Schedule of Due to Related Parties	Due to related parties
	June 30, 2024	December 31, 2023

Shanghai Yue See cultural development Co., LTD	$39,064	$39,985
Zhongchuan Dadi (Beijing) Technology Co., LTD	219	223
Subtotal	$39,283	$40,208
(*)	The above balances represent unpaid loan and expenses to these related parties.

Schedule of Related Party Transactions	Related party transactions
		For the six months ended June 30,
		2024	2023

Stewart Lor	Interest income	$8,003	$37,620
Yuxia Xu	Interest income	$6,998	$10,037
Shanghai Yue See cultural development Co., LTD	Service revenue	$-	$4,287